[logo - American Funds(SM)]

The right choice for the long term(SM)

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

[blurred photograph of a laptop computer, a cup of coffer, and a newspaper]

Semi-annual report for the six months ended March 31, 2002

These money market funds are three of the 29 American Funds,(SM) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Cash Management Trust of America(R) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The U.S. Treasury Money Fund of America(SM) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The Tax-Exempt Money Fund of America(SM) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

Fund results for The Cash Management Trust of America (CMTA) were calculated for Class A shares. Results for other CMTA share classes can be found on pages 20 and 21. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL VARY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.


FELLOW SHAREHOLDERS:

When we last reported to you six months ago, the terrorist attacks had just pushed equity markets to new lows and further weakened the U.S. economy. As calendar 2001 drew to a close, however, the economic outlook had improved and optimism about an economic recovery was mirrored in higher stock prices.

More recently, weak corporate earnings and concerns about poor corporate accounting practices tempered that optimism. As a result, April ended on an unsettled note and the U.S. stock market declined anew.

While the money market funds' yields were low due to the weak economy, they did provide refuge as well as income for shareholders. The rate of inflation, as measured by the Consumer Price Index was a meager 0.28% (0.56% annualized) during the six-month period - its lowest rate in years. The funds' six-month returns are anemic by historic standards, but all three still outpaced the rate of inflation.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA (Class A shares) provided an income return of 0.74% (1.48% annualized) with dividends reinvested for the six-month period ended March 31, 2002.

THE U.S TREASURY MONEY FUND OF AMERICA generated a six-month income return of 0.73% (1.46% annualized) with dividends reinvested. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 0.58% (1.16% annualized) with dividends reinvested. This return is equivalent to a return of 0.94% (1.88% annualized) for investors in the 38.6% federal tax bracket. A portion of this return may also be exempt from state and local taxes.

AN ECONOMY ON THE MEND

To help revive the sagging economy, the Federal Reserve Board lowered short-term interest rates by half a point in September, October and again in November. In December, an additional quarter point cut dropped the rate to 1.75% - its lowest level in four decades. Throughout all of calendar 2001, the Federal Reserve cut rates 11 times, reducing short-term interest rates 4.75 percentage points. These aggressive actions by the Fed were taken to help spur a recovery. The economy experienced a very short recession, and after a few months of inventory restocking, appears to be growing at a modest pace.

[Begin Sidebar]
Seven-day annualized rates,(1) federal funds rate and the Consumer Price Index

[Begin mountain chart]
For the quarters ended March 31, 1997 - March 31, 2002

             The Cash     The U.S.          The               Consumer
           Management    Treasury    Tax-Exempt  Federal         Price
             Trust of   Money Fund   Money Fund    Funds         Index
              America   of America   of America     Rate   (inflation)
Mar-97           4.85         4.69         2.74     5.50          2.76
Jun-97           5.13         4.76         3.13     5.50          2.30
Sep-97           5.07         4.45         3.11     5.50          2.15
Dec-97           5.36         4.70         3.20     5.50          1.70
Mar-98           5.03         4.57         2.92     5.50          1.37
Jun-98           5.09         4.38         2.93     5.50          1.68
Sep-98           4.99         4.35         2.88     5.25          1.49
Dec-98           4.73         3.89         2.62     4.75          1.61
Mar-99           4.23         3.83         2.29     4.75          1.73
Jun-99           4.35         3.79         2.60     5.00          1.96
Sep-99           4.61         4.32         2.90     5.25          2.63
Dec-99           5.32         4.47         3.42     5.50          2.68
Mar-00           5.46         5.08         2.92     6.00          3.76
Jun-00           6.06         5.20         3.78     6.50          3.73
Sep-00           6.06         5.64         3.83     6.50          3.45
Dec-00           5.94         5.12         3.69     6.50          3.39
Mar-01           4.67         4.37         2.91     5.00          2.92
Jun-01           3.28         3.17         2.52     3.75          3.25
Sep-01           2.71         2.59         1.88     3.00          2.65
Dec-01           1.33         1.25         1.19     1.75          1.55
Mar-02           1.17         1.14         0.81     1.75


(1) Equivalent to Securities and Exchange Commission yield.
(2) Represents the fund's taxable equivalent yield calculated at the 38.6% federal tax rate.
(3) Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.
[End mountain chart]


Your funds' seven-day yields as of March 31, 2002, were as follows:

The Cash Management Trust of America                                +1.17%

The U.S. Treasury Money Fund of America                             +1.14

The Tax-Exempt Money Fund of America                                +0.81

The Tax-Exempt Money Fund of America (taxable equivalent            +1.32
yield)(2)


[End Sidebar]

AN IMPORTANT PART OF A DIVERSIFIED PORTFOLIO

The market volatility and uncertainty of the past six months underscores an important point on the role of money market funds in financial planning: Money market funds can play a valuable part in your investment portfolio because of the stability and convenience that they provide. When added to a portfolio that includes stock and bond funds, your money market fund can serve as a resting place in uncertain market environments and can also provide a way to earn income - at times modest and at times robust - on the cash reserve portion of your portfolio.

Thank you for selecting an American Funds money market fund for your investment portfolio. We appreciate your support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Boards

/s/ Abner D. Goldstine
Abner D. Goldstine
President

May 14, 2002


The Cash Management Trust of America
Investment portfolio, March 31, 2002                                                        unaudited

                                                                  Yield at     Principal       Market
                                                                Acquisition       amount        value
                                                                                   (000)        (000)

Certificates of deposit  -  1.47%
Mellon Bank NA
  April 22, 2002                                                      1.80%      $25,000      $25,000
Svenska Handelsbanken
  May 14, 2002                                                           1.85      50,000       50,000
Toronto-Dominion Bank
  May 10, 2002                                                          1.83       25,000       25,000
Total certificates of deposit                                                                  100,000

Commerical paper  -  66.79%
Abbey National North America
  April 4, 2002                                                         1.76       50,000       49,990
  April 5, 2002                                                         1.76       35,000       34,991
Abbott Laboratories Inc. (1)
  April 9, 2002                                                         1.79       50,000       49,978
  April 30, 2002                                                        1.77       30,000       29,956
ABN AMRO North America Finance Inc.
  April 4, 2002                                                         1.81       10,000        9,998
  April 11, 2002                                                        1.76       40,000       39,979
Alcoa Inc.
  April 26, 2002                                                        1.79       50,000       49,935
American Express Credit Corp.
  April 24, 2002                                                        1.82       50,000       49,939
  April 25, 2002                                                        1.82       50,000       49,937
American General Finance Corp.
  April 1, 2002                                                         1.78       25,000       24,999
  May 14, 2002                                                          1.84       50,000       49,888
American Honda Finance Corp.
  April 8, 2002                                                         1.76       50,000       49,981
  April 19, 2002                                                        1.79       50,000       49,953
Anheuser-Busch Cos. Inc.(1)
  April 15, 2002                                                        1.76       50,000       49,964
ANZ (Delaware) Inc.
  May 10, 2002                                                          1.82       50,000       49,899
Asset Securitization Cooperative Corp.(1)
  April 8, 2002                                                         1.79       60,000       59,976
  April 22, 2002                                                        1.80       75,000       74,918
Bank of Montreal
  April 15, 2002                                                        1.80       25,000       24,981
Bank of Nova Scotia
  April 5, 2002                                                         1.77       25,000       24,994
  April 12, 2002                                                        1.77       25,000       24,985
  May 6, 2002                                                           1.82       50,000       49,909
Barclays U.S. Funding Corp.
  April 22, 2002                                                        1.79       50,000       49,946
BellSouth Corp.(1)
  April 1, 2002                                                         1.75       50,000       49,998
  April 19, 2002                                                        1.78       50,000       49,953
  May 14, 2002                                                          1.83       25,000       24,944
BMW US Capital Corp.
  April 22, 2002                                                        1.78       35,000       34,962
BNP Paribas Financing Inc.
  April 26, 2002                                                        1.79       50,000       49,936
BP Amoco Capital PLC
  April 3, 2002                                                         1.75       50,000       49,993
Canadian Wheat Board
  April 16, 2002                                                        1.76       25,000       24,980
  May 6, 2002                                                           1.82       25,000       24,955
CBA (Delaware) Finance Inc.
  April 19, 2002                                                        1.83       50,000       49,952
CDC Commercial Paper Corp.(1)
  May 3, 2002                                                           1.80       50,000       49,917
ChevronTexaco Corp.
  April 3, 2002                                                         1.80       75,000       74,989
  April 19, 2002                                                        1.79       50,000       49,953
Ciesco L.P.
  April 1, 2002                                                         1.79       50,000       49,998
  April 1, 2002 (1)                                                     1.81       21,000       20,999
  May 7, 2002 (1)                                                       1.82       50,000       49,906
Coca-Cola Co.
  May 13, 2002                                                          1.81       50,000       49,892
  May 16, 2002                                                          1.81       50,000       49,884
Danske Corp.
  May 13, 2002                                                          1.85       50,000       49,890
Deutsche Bank Financial LLC
  May 20, 2002                                                          1.83       50,000       49,873
Edison Asset Securitization LLC(1)
  May 1, 2002                                                           1.81       25,000       24,961
Eksportfinans ASA
  April 2, 2002                                                         1.77       50,000       49,995
Emerson Electric Co.(1)
  April 5, 2002                                                         1.78       35,000       34,991
  May 13, 2002                                                          1.83       15,000       14,967
Estee Lauder Companies Inc.(1)
  April 2, 2002                                                         1.76       20,750       20,748
FCAR Owner Trust I
  April 10, 2002                                                        1.80       25,000       24,988
Gannett Co.
  April 4, 2002                                                         1.78       75,000       74,985
  April 18, 2002                                                        1.80       50,000       49,955
Gaz de France
  May 13, 2002                                                          1.84       25,000       24,945
GE Financial Assurance Holdings Inc.(1)
  April 2, 2002                                                         1.80       50,000       49,995
General Electric Capital Corp.
  April 26, 2002                                                        1.82       75,000       74,901
Gillette Co.(1)
  May 1, 2002                                                           1.77       50,000       49,924
Harvard University
  April 8, 2002                                                         1.76       25,000       24,990
IBM Credit Corp.
  April 29, 2002                                                        1.80       50,000       49,928
KfW International Finance Inc.
  April 2, 2002                                                         1.75       15,000       14,999
  April 29, 2002                                                        1.77       20,000       19,972
  May 9, 2002                                                           1.82       50,000       49,902
Kimberly-Clark Corp.(1)
  April 25, 2002                                                        1.79       50,000       49,938
Kraft Foods Inc.
  April 8, 2002                                                         1.78       50,000       49,980
  April 17, 2002                                                        1.80       50,000       49,958
  April 25, 2002                                                        1.82       50,000       49,937
Merck & Co. Inc.
  May 8, 2002                                                           1.80       90,000       89,829
Mont Blanc Capital Corp.(1)
  April 4, 2002                                                         1.82       30,000       29,994
  April 11, 2002                                                        1.82       40,000       39,978
  April 25, 2002                                                        1.85       35,000       34,955
  May 13, 2002                                                          1.88       30,000       29,933
Motiva Enterprises LLC
  April 8, 2002                                                         1.81       20,000       19,992
  May 7, 2002                                                           1.81       25,000       24,954
Nestle Capital Corp.(1)
  April 4, 2002                                                         1.75       50,000       49,990
  April 29, 2002                                                        1.79       50,000       49,928
New Center Asset Trust
  April 24, 2002                                                        1.81       30,000       29,964
Park Avenue Receivables Corp.(1)
  April 17, 2002                                                        1.80       50,000       49,957
  April 18, 2002                                                        1.81       30,000       29,973
  April 24, 2002                                                        1.82       25,000       24,970
Pfizer Inc (1)
  April 4, 2002                                                         1.77       25,300       25,295
  April 12, 2002                                                        1.78       50,000       49,970
  April 17, 2002                                                        1.78       50,000       49,958
Procter & Gamble Co.(1)
  April 2, 2002                                                         1.77       50,000       49,995
  April 8, 2002                                                         1.77       50,000       49,980
  May 14, 2002                                                          1.83       50,000       49,889
Rio Tinto America Inc.(1)
  April 18, 2002                                                        1.79       28,083       28,058
SBC Communications Inc.(1)
  April 8, 2002                                                         1.77       25,000       24,990
  May 2, 2002                                                           1.81       50,000       49,920
Schering Corp.
  May 15, 2002                                                          1.83       35,000       34,920
Scripps (E.W.) Co.(1)
  May 10, 2002                                                          1.81       30,000       29,940
Societe Generale N.A. Inc.
  April 8, 2002                                                         1.80       25,000       24,990
  April 26, 2002                                                        1.78       25,000       24,968
  May 10, 2002                                                          1.83       50,000       49,899
Spintab AB
  April 5, 2002                                                         1.78       15,000       14,996
  April 16, 2002                                                        1.79       50,000       49,960
  April 26, 2002                                                        1.80       15,000       14,981
  May 8, 2002                                                           1.86       25,000       24,951
Stadshypotek Delaware Inc.(1)
  April 9, 2002                                                         1.79       50,000       49,978
Toronto-Dominion Holdings USA Inc.
  April 30, 2002                                                        1.78       50,000       49,926
Toyota Motor Credit Corp.(1)
  April 12, 2002                                                        1.77       50,000       49,970
  May 6, 2002                                                           1.80       50,000       49,910
Triple-A One Funding Corp.(1)
  April 10, 2002                                                        1.79       55,000       54,973
  April 15, 2002                                                        1.82       30,000       29,977
  April 22, 2002                                                        1.82       25,000       24,972
UBS Finance (Delaware) LLC
  May 7, 2002                                                           1.83       50,000       49,906
Unilever Capital Corp.(1)
  May 13, 2002                                                          1.83       50,000       49,891
USAA Capital Corp.
  April 16, 2002                                                        1.80       25,000       24,980
Verizon Network Funding Co.
  April 2, 2002                                                         1.77       40,000       39,996
  April 22, 2002                                                        1.80       30,000       29,967
  April 23, 2002                                                        1.79       75,000       74,914
Wells Fargo & Co.
  May 6, 2002                                                           1.81       50,000       49,910
  May 10, 2002                                                          1.82       25,000       24,950
  May 20, 2002                                                          1.84       25,000       24,936
Westpac Trust Securities NZ Ltd.
  April 5, 2002                                                         1.75       50,000       49,988
Total commercial paper                                                                       4,540,250

Federal agency discount notes  -  26.83%
Fannie Mae
  April 3, 2002                                                         1.74       83,750       83,738
  April 15, 2002                                                        1.73       50,000       49,964
  April 29, 2002                                                        1.76       75,000       74,894
  May 1, 2002                                                           1.75       50,000       49,925
  May 3, 2002                                                           1.75       50,000       49,920
  May 15, 2002                                                          1.78       50,000       49,889
Federal Farm Credit Bank
  May 6, 2002                                                           1.77       46,000       45,919
  May 9, 2002                                                           1.76       20,000       19,962
Federal Home Loan Bank
  April 1, 2002                                                         1.74       93,000       92,995
  April 3, 2002                                                         1.74       84,197       84,185
  April 5, 2002                                                         1.73       62,050       62,035
  April 10, 2002                                                        1.77       50,000       49,975
  April 17, 2002                                                        1.77       25,000       24,979
  April 19, 2002                                                        1.77       50,000       49,953
  April 24, 2002                                                        1.74       31,000       30,964
  May 8, 2002                                                           1.78       25,000       24,953
  May 17, 2002                                                          1.80       17,000       16,960
Freddie Mac
  April 2, 2002                                                         1.74       50,000       49,995
  April 9, 2002                                                         1.73       75,000       74,968
  April 16, 2002                                                        1.76       60,000       59,953
  April 23, 2002                                                        1.76      170,100      169,909
  April 30, 2002                                                        1.79      129,000      128,808
  May 7, 2002                                                           1.79      100,000       99,817
  May 9, 2002                                                           1.77       25,000       24,952
  May 14, 2002                                                          1.78      125,000      124,728
  May 21, 2002                                                          1.81      130,000      129,668
Sallie Mae(2)
  April 18, 2002                                                        2.00       25,000       25,000
Tennessee Valley Authority
  April 17, 2002                                                        1.77       25,000       24,979
  April 18, 2002                                                        1.76       50,000       49,956
Total federal agency discount notes                                                          1,823,943

U.S. Treasuries  -  2.94%
U.S. Treasury Bills
  April 4, 2002                                                         1.76       25,000       24,995
  April 11, 2002                                                        1.79       75,000       74,960
  May 2, 2002                                                           1.77       50,000       49,922
  May 16, 2002                                                          1.80       50,000       49,887
Total U.S. Treasuries                                                                          199,764

Other -  2.10%
International Bank for Reconstruction and
 Development
  April 8, 2002                                                         1.74       43,000       42,983
  April 25, 2002                                                        1.76      100,000       99,878
Total other                                                                                    142,861


Total investment securities                                                                  6,806,818
 (cost: $6,806,818,000)
Excess of payables over cash and receivables                                                     9,164

Net assets                                                                                  $6,797,654

(1) Restricted security that can be resold only to institutional investors.
In practice, this security is as liquid
as unrestricted securities in the portfolio.
(2) Coupon rate changes periodically;
"yield at acquisition" reflects current
coupon rate.


See Notes to Financial Statements

Cash Management Trust of America
Financial statements

Statement of assets and liabilities                                                                          unaudited
at March 31, 2002                                                        (dollars and     shares in
                                                                               thousands, except per
                                                                                    share amounts)

Assets:
  Investment securities at                                                                                  $6,806,818
    market (cost: $6,806,818):
  Cash                                                                                                           4,103
  Receivables for:
    Sales of fund's shares                                                        $62,755
    Interest                                                                          342                       63,097
                                                                                                             6,874,018
Liabilities:
  Payables for:
    Purchases of investments                                                       72,462
    Dividends on fund's shares                                                        242
    Investment advisory services                                                    1,644
    Services provided by affiliates                                                 1,764
    Deferred Trustees' compensation                                                    16
    Other fees and expenses                                                           236                       76,364
Net assets at March 31, 2002                                                                                $6,797,654

Net assets consist of:
  Capital paid in on shares of                                                                              $6,797,652
    beneficial interest
  Undistributed net investment income                                                                                2
Net assets at March 31, 2002                                                                                $6,797,654

Shares of beneficial interest
issued and outstanding - unlimited
shares authorized
                                                                                  Shares                    Net asset
                                                           Net assets         outstanding              value per share
Class A                                                    $6,734,960            6,734,958                       $1.00
Class B                                                        36,189               36,189                        1.00
Class C                                                        18,611               18,611                        1.00
Class F                                                         3,495                3,495                        1.00
Class 529-A                                                     4,363                4,363                        1.00
Class 529-E                                                        36                   36                        1.00


See Notes to Financial Statements


Statement of operations                                                                                      unaudited
for the six months ended March 31, 2002                                                         (dollars in thousands)
Investment income:
  Income:
    Interest                                                                                                   $73,060

  Fees and expenses:
    Investment advisory services                                                   $9,833
    Distribution services                                                           2,759
    Transfer agent services                                                         6,159
    Administrative services                                                            21
    Reports to shareholders                                                           165
    Registration statement and prospectus                                             550
    Postage, stationery and supplies                                                1,115
    Trustees' compensation                                                             30
    Auditing and legal                                                                 46
    Custodian                                                                         171
    State and local taxes                                                              82
    Other                                                                             109                       21,040
  Net investment income                                                                                         52,020
  Net unrealized appreciation                                                                                       29
    on investments
  Net increase in net assets resulting
    from operations                                                                                            $52,049




Statement of changes in net assets                                                              (dollars in thousands)

                                                                               Six months                   Year ended
                                                                          ended March 31,                September 30,
                                                                                    2002*                          2001
Operations:
  Net investment income                                                           $52,020                     $275,721
  Net unrealized appreciation
    on investments                                                                     29                           21
    Net increase in net assets
      resulting from operations                                                    52,049                      275,742

Dividends paid to shareholders from
  net investment income                                                           (52,018)                    (275,792)

Capital share transactions                                                       (340,637)                   1,720,312

Total (decrease) increase in net assets                                          (340,606)                   1,720,262

Net assets:
  Beginning of period                                                           7,138,260                    5,417,998
  End of period                                                                $6,797,654                   $7,138,260


*Unaudited

See Notes to Financial Statements


Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan
share classes (Classes 529-A,    529-B, 529-C, 529-E and 529-F) are sponsored
by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS                   INITIAL SALES       CONTINGENT DEFERRED      CONVERSION FEATURE
                              CHARGE              SALES CHARGE UPON
                                                  REDEMPTION

Class A and Class 529-A       None                None                     None

Class B and Class 529-B*      None                Declines from 5% to      Class B and Class 529-B
                                                  zero for                 convert to Class A and
                                                  redemptions within       Class 529-A, respectively,
                                                  six years of             after eight years
                                                  purchase

Class C                       None                1% for redemptions       Class C converts to Class F
                                                  within one year of       after 10 years
                                                  purchase

Class 529-C*                  None                1% for redemptions within one year of   None
                                                  purchase

Class 529-E                   None                None                     None

Class F and                   None                None                     None
Class 529-F(*)


(*) As of March 31, 2002, there were no Class 529-B, Class 529-C or Class 529-F shares outstanding.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

SECURITY VALUATION -Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS TO SHAREHOLDERS -Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2002, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2002, the cost of investment securities for federal income tax purposes was $6,806,818,000.

As of March 31, 2002, distributable earnings on a tax basis consisted of distributions in excess of net investment income of $16,000. There was no tax basis unrealized appreciaton or depreciation as of March 31, 2002.

The tax character of distributions paid was as follows (dollars in thousands):

                                                             Distributions from          ordinary income
                                                                Six months ended              Year ended
                                                                  March 31, 2002      September 30, 2001
Class A                                                        $          51,817        $        275,386
Class B                                                                      137                     337
Class C(1)                                                                    36                      26
Class F(1)                                                                    25                      43
Class 529-A(2)                                                                 3                       -
Class 529-E(2)                                                               - *                       -
Total                                                          $          52,018        $        275,792

* Amount less than 1,000.
(1) Class C and Class F shares were not
offered before March 15, 2001.
(2) Class 529-A and Class 529-E shares
were not offered before February 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 million of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the six months ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.280% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets, of up to 0.15% for Class A shares; up to 0.50% for Class 529-A shares; 0.90% for Class B and Class 529-B shares; 1.00% for Class C and Class 529-C shares; 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Trustees approved expense amounts lower than plan limits.

All share classes may use a portion (0.15% for Class A, Class 529-A, Class B, Class 529-B shares and 0.25% for all other share classes) of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Trustees has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.15% of such assets. There are no additional approved categories of expense for Class A or Class 529-A shares.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended March 31, 2002, were as follows (dollars in thousands):

 FUND SHARE CLASSES         DISTRIBUTION         TRANSFER AGENT SERVICES        ADMINISTRATIVE SERVICES
                            SERVICES

Class A                     $2,498               $6,121                         Not applicable

Class B                      184                  38                            Not applicable

Class C                      72                  Not applicable                 $17

Class F                      5                   Not applicable                  4

Class 529-A                  -*                  Not applicable                  -*

Class 529-E                 -*                   Not applicable                  -*


*Amount less than 1,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended March 31, 2002
                                                                        Sales
                                                                       Amount           Shares
Class A                                                         $   7,397,532        7,397,532
Class B                                                                24,260           24,260
Class C                                                                81,925           81,925
Class F                                                                26,728           26,728
Class 529-A(1)                                                          5,472            5,472
Class 529-E(1)                                                             36               36
Total net increase (decrease) in fund                           $   7,535,953        7,535,953

                                                                Reinvestments     of dividends
                                                                       Amount           Shares
Class A                                                         $      48,733           48,733
Class B                                                                   122              122
Class C                                                                    29               29
Class F                                                                    12               12
Class 529-A(1)                                                              3                3
Class 529-E(1)                                                            - *              - *
Total net increase (decrease) in fund                           $      48,899           48,899

                                                                  Repurchases
                                                                       Amount           Shares
Class A                                                         $  (7,786,558)      (7,786,558)
Class B                                                               (34,489)         (34,489)
Class C                                                               (76,679)         (76,679)
Class F                                                               (26,651)         (26,651)
Class 529-A(1)                                                         (1,112)          (1,112)
Class 529-E(1)                                                            - *              - *
Total net increase (decrease) in fund                           $  (7,925,489)      (7,925,489)

                                                            Net (decrease)        increase
                                                                 Amount            Shares
Class A                                                    $    (340,293)         (340,293)
Class B                                                          (10,107)          (10,107)
Class C                                                            5,275             5,275
Class F                                                               89                89
Class 529-A(1)                                                     4,363             4,363
Class 529-E(1)                                                        36                36
Total net increase (decrease) in fund                      $    (340,637)         (340,637)

Year ended September 30, 2001
                                                                        Sales
                                                                       Amount           Shares
Class A                                                         $  15,815,836       15,815,836
Class B                                                                70,259           70,259
Class C(2)                                                             28,020           28,020
Class F(2)                                                             43,283           43,283
Total net increase (decrease) in fund                           $  15,957,398       15,957,398

                                                                Reinvestments     of dividends
                                                                       Amount           Shares
Class A                                                         $     255,149          255,149
Class B                                                                   297              297
Class C(2)                                                                 21               21
Class F(2)                                                                  3                3
Total net increase (decrease) in fund                           $     255,470          255,470

                                                                  Repurchases
                                                                       Amount           Shares
Class A                                                         $ (14,412,914)     (14,412,914)
Class B                                                               (25,057)         (25,057)
Class C(2)                                                            (14,705)         (14,705)
Class F(2)                                                            (39,880)         (39,880)
Total net increase (decrease) in fund                           $ (14,492,556)     (14,492,556)

                                                              Net increase
                                                                 Amount            Shares
Class A                                                    $   1,658,071         1,658,071
Class B                                                           45,499            45,499
Class C(2)                                                        13,336            13,336
Class F(2)                                                         3,406             3,406
Total net increase (decrease) in fund                      $   1,720,312         1,720,312

* Amount less than 1,000.
(1) Class 529-A and Class 529-E shares were not offered before February 15, 2002.
(2) Class C and Class F shares were not
offered before March 15, 2001.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2002, the total value of restricted securities was $1,938,318,000, which represents 28.51% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $28,882,634,000 and $29,281,281,000, respectively, during the six months ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2002, the custodian fee of $171,000 includes $72,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)
                                                              Net asset                      Dividends
                                                                  value,         Net          from net
                                                               beginning   investment       investment
                                                               of period   income (3)           income
Class A:
 Six months ended 3/31/2002 (2)                                 $   1.00       $.007          $(.007)
 Year ended 9/30/2001                                                1.00        .045            (.045)
 Year ended 9/30/2000                                                1.00        .055            (.055)
 Year ended 9/30/1999                                                1.00        .045            (.045)
 Year ended 9/30/1998                                                1.00        .050            (.050)
 Year ended 9/30/1997                                                1.00        .049            (.049)
Class B:
 Six months ended 3/31/2002 (2)                                      1.00        .003           (.003)
 Year ended 9/30/2001                                                1.00        .037            (.037)
 Period from 3/15/2000 to 9/30/2000                                  1.00        .027            (.027)
Class C:
 Six months ended 3/31/2002 (2)                                      1.00        .003            (.003)
 Period from 3/16/2001 to 9/30/2001                                  1.00        .014            (.014)
Class F:
 Six months ended 3/31/2002 (2)                                      1.00        .006            (.006)
 Period from 3/26/2001 to 9/30/2001                                  1.00        .017            (.017)
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 (2)                              1.00        .001            (.001)
Class 529-E:
 Period from 3/11/2002 to 3/31/2002 (2)                              1.00       - (4)            - (4)


                                                              Net asset                    Net assets,
                                                              value, end       Total     end of period
                                                               of period    return(5)    (in millions)
Class A:
 Six months ended 3/31/2002 (2)                                 $   1.00          .74%          $6,735
 Year ended 9/30/2001                                               1.00         4.63             7,075
 Year ended 9/30/2000                                               1.00         5.66             5,417
 Year ended 9/30/1999                                               1.00         4.59             5,863
 Year ended 9/30/1998                                               1.00         5.14             4,604
 Year ended 9/30/1997                                               1.00         5.03             3,527
Class B:
 Six months ended 3/31/2002 (2)                                     1.00          .32                36
 Year ended 9/30/2001                                               1.00         3.75                46
 Period from 3/15/2000 to 9/30/2000                                 1.00         2.73                 1
Class C:
 Six months ended 3/31/2002 (2)                                     1.00          .27                19
 Period from 3/16/2001 to 9/30/2001                                 1.00         1.40                13
Class F:
 Six months ended 3/31/2002 (2)                                     1.00          .63                 4
 Period from 3/26/2001 to 9/30/2001                                 1.00         1.71                 4
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 (2)                             1.00          .14                 4
Class 529-E:
 Period from 3/11/2002 to 3/31/2002 (2)                             1.00          .04            - (6)

                                                               Ratio of     Ratio of
                                                                expenses   net income
                                                              to average   to average
                                                              net assets   net assets
Class A:
 Six months ended 3/31/2002 (2)                                 .59% (7)    1.49% (7)
 Year ended 9/30/2001                                                .59         4.48
 Year ended 9/30/2000                                                .61         5.53
 Year ended 9/30/1999                                                .58         4.52
 Year ended 9/30/1998                                                .58         5.02
 Year ended 9/30/1997                                                .57         4.93
Class B:
 Six months ended 3/31/2002 (2)                                 1.43 (7)      .67 (7)
 Year ended 9/30/2001                                               1.41         3.01
 Period from 3/15/2000 to 9/30/2000                             1.43 (7)     5.21 (7)
Class C:
 Six months ended 3/31/2002 (2)                                 1.54 (7)      .50 (7)
 Period from 3/16/2001 to 9/30/2001                             1.55 (7)     2.05 (7)
Class F:
 Six months ended 3/31/2002 (2)                                  .77 (7)     1.27 (7)
 Period from 3/26/2001 to 9/30/2001                              .80 (7)     3.09 (7)
Class 529-A:
 Period from 2/15/2002 to 3/31/2002 (2)                              .07          .15
Class 529-E:
 Period from 3/11/2002 to 3/31/2002 (2)                              .06          .04

(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are
based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than .001.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.

OTHER SHARE CLASS RESULTS  unaudited
Class B, Class C and Class F and Class 529
Returns for periods ended March 31, 2002:

                                                     ONE YEAR     LIFE OF CLASS

CLASS B SHARES

  Reflecting applicable contingent deferred          -3.33%       +1.42%(1)
  sales charge (CDSC), maximum of 5%,
  payable only if shares are sold within
  six years of purchase

  Not reflecting CDSC                                +1.67        +3.33(1)

CLASS C SHARES

  Reflecting CDSC, maximum of 1%, payable            +0.52        +1.60(2)
  only if shares are sold within one year
  of purchase

  Not reflecting CDSC                                +1.52        +1.60(2)

CLASS F SHARES

  Not reflecting annual asset-based fee              +2.30%       +2.33%(3)
  charged by sponsoring firm

CLASS 529 SHARES

  Results for the these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period.


(1) Average annual compound return from March 15, 2000, when Class B shares first sold.
(2) Average annual compound return from March 16, 2001, when Class C shares first sold.
(3) Average annual compound return from March 26, 2001, when Class F shares first sold.


The U.S. Treasury Money Fund of America
Investment portfolio, March 31, 2002                                                        unaudited


                                                                                Principal      Market
                                                                    Yield at       amount       value
                                                                  acquisition       (000)       (000)
U.S. Treasuries  -  101.19%
U.S. Treasury Bills 4/4/2002                                    1.60% - 1.73%      $53,850   $  53,840
U.S. Treasury Bills 4/11/2002                                   1.70% - 1.80%       52,842      52,814
U.S. Treasury Bills 4/18/2002                                   1.68% - 1.79%       84,955      84,882
U.S. Treasury Bills 4/25/2002                                   1.70% - 1.80%       50,268      50,207
U.S. Treasury Bills 5/2/2002                                    1.72% - 1.77%       40,235      40,173
U.S. Treasury Bills 5/9/2002                                    1.71% - 1.74%       29,529      29,475
U.S. Treasury Bills 5/16/2002                                   1.75% - 1.76%       53,405      53,287
U.S. Treasury Bills 5/23/2002                                   1.75% - 1.80%       32,585      32,502
U.S. Treasury Bills 6/13/2002                                   1.79% - 1.83%       37,388      37,255
U.S. Treasury Bills 6/20/2002                                           1.85%       43,473      43,304


Total investment securities                                                                    477,739
(cost: $477,729,000)
Excess of payables over cash                                                                     5,622
 and receivables
Net assets                                                                                    $472,117

See Notes to Financial Statements

The U.S. Treasury Money Fund of America

Statement of assets and liabilities                                                               unaudited
at March 31, 2002
(dollars and shares in thousands, except per share amounts)
Assets:
 Investment securities at market (cost: $477,729)                                                  $477,739
 Cash                                                                                                   601
 Receivable for sales of fund's shares                                                                2,436
                                                                                                    480,776
Liabilities:
 Payables for:
  Repurchases of fund's shares                                                      $8,386
  Dividends on fund's shares                                                            17
  Investment advisory services                                                         122
  Services provided by affiliates                                                      126
  Deferred Trustees' compensation                                                        5
  Other fees and expenses                                                                3            8,659
Net assets at March 31, 2002                                                                       $472,117

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                   472,107
 Net unrealized appreciation                                                                             10
Net assets at March 31, 2002                                                                       $472,117

 Shares of beneficial interest issued and outstanding -
  unlimited shares authorized
  Shares outstanding                                                               472,107
  Net asset value per share                                                          $1.00

See Notes to Financial Statements

Statement of operations                                                                           unaudited
for the six months ended March 31, 2002
(dollars in thousands)
Investment income:
 Income:
  Interest                                                                                           $5,162

 Fees and expenses:
  Investment advisory services                                                        $736
  Distribution services                                                                218
  Transfer agent services                                                              405
  Reports to shareholders                                                               12
  Registration statement and prospectus                                                 97
  Postage, stationery and supplies                                                      59
  Trustees' compensation                                                                10
  Auditing and legal                                                                    26
  Custodian                                                                             13
  State and local taxes                                                                  6
  Other                                                                                  3            1,585
 Net investment income                                                                                3,577
Net unrealized depreciation on investments                                                             (110)
Net increase in net assets resulting from operations                                                 $3,467

See Notes to Financial Statements


(dollars and shares in thousands)
Statement of changes in net assets
                                                                                Six months
                                                                                     ended       Year ended
                                                                                 March 31,    September 30,
                                                                                     2002*              2001
Operations:
 Net investment income                                                              $3,577          $16,681
 Net unrealized (depreciation) appreciation on investments                            (110)              36
  Net increase in net assets
   resulting from operations                                                         3,467           16,717

Dividends paid to shareholders from net investment income                           (3,594)         (16,665)

Capital share transactions:
 Proceeds from shares sold: 376,249 and 757,691
  shares, respectively                                                             376,249          757,691
 Proceeds from shares issued in reinvestment
  of net investment income dividends:
  3,388 and 15,678 shares, respectively                                              3,388           15,678
 Cost of shares repurchased: 396,444
  and 653,743 shares, respectively                                                (396,444)        (653,743)
  Net (decrease) increase in net assets resulting
   from capital share transactions                                                 (16,807)         119,626

Total (decrease) increase in net assets                                            (16,934)         119,678

Net assets:
 Beginning of period                                                               489,051          369,373
 End of period                                                                    $472,117         $489,051

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS      unaudited

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.   FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2002, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2002, the cost of investment securities for federal income tax purposes was $477,729,000.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                               (dollars in thousands)

Undistributed net investment income            $  4

Gross unrealized appreciation                  10


For the six months ended March 31, 2002, and the year ended September 30, 2001, tax basis distributions from ordinary income were $3,594,000 and $16,665,000, respectively.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. For the six months ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.300% of average daily net assets.

DISTRIBUTION SERVICES - The fund has adopted a plan of distribution under which the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of up to 0.15%. The fund may use a portion of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS. Under this agreement, the fund compensates AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $1,197,286,000 and $1,213,666,000, respectively, during the six months ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2002, the custodian fee of $13,000 was offset by this reduction, rather than paid in cash.

Financial Highlights (1)
                                                              Net asset                      Dividends
                                                                  value,         Net          from net
                                                               beginning   investment       investment
                                                               of period    income(3)           income
 Six months ended 03/31/2002 (2)                                $   1.00         $.007         $(.007)
 Year ended 9/30/2001                                                1.00        .042            (.042)
 Year ended 9/30/2000                                                1.00        .049            (.049)
 Year ended 9/30/1999                                                1.00        .039            (.039)
 Year ended 9/30/1998                                                1.00        .045            (.045)
 Year ended 9/30/1997                                                1.00        .046            (.046)


                                                              Net asset                    Net assets,
                                                              value, end       Total     end of period
                                                               of period       return    (in millions)
 Six months ended 03/31/2002 (2)                                $   1.00          .73%            $472
 Year ended 9/30/2001                                               1.00         4.27               489
 Year ended 9/30/2000                                               1.00         5.01               369
 Year ended 9/30/1999                                               1.00         4.00               467
 Year ended 9/30/1998                                               1.00         4.63               356
 Year ended 9/30/1997                                               1.00         4.71               279

                                                               Ratio of     Ratio of
                                                                expenses   net income
                                                              to average   to average
                                                              net assets   net assets
 Six months ended 03/31/2002 (2)                                .65% (4)    1.45% (4)
 Year ended 9/30/2001                                                .66         4.12
 Year ended 9/30/2000                                                .62         4.81
 Year ended 9/30/1999                                                .59         3.95
 Year ended 9/30/1998                                                .59         4.49
 Year ended 9/30/1997                                                .53         4.61

(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are
based on shares outstanding on the last
day of the year; all other periods are
    based on average shares outstanding.
(4) Annualized.

The Tax-Exempt Money Fund of America
Investment portfolio, March 31, 2002                                                     unaudited

                                                                 Yield at    Principal      Market
                                                               acquisition      amount       value
                                                                                 (000)       (000)

Arizona  -  5.96%
City of Mesa, Municipal Dev.                                         1.55%      $2,500      $2,500
 Corporation Special Tax Updates Bonds,
 Series 1996A 1.55% 5/16/02
Industrial Dev. Auth. of the City of                                  1.60        3,000       3,000
 Phoenix, Multifamily Housing Rev. Ref.
 Bonds (Del Mar Terrace Apartments
 Project), Series 1999A, FHLMC Secured,
 1.60% 10/1/29 /1/
Salt River Project Agricultural
 Improvement and Power Dist., Promissory
 Notes, TECP:
  Series A:
    1.25% 4/2/02                                                       1.25       9,300       9,300
    1.20% 5/15/02                                                      1.20       1,500       1,500
  Series B:
    1.25% 4/4/02                                                       1.25       1,000       1,000
    1.30% 5/9/02                                                       1.30       2,600       2,600


Colorado  -  1.50%
Regional Transportation Dist.,
 Subordinate Lien Sales Tax Rev. Note,
 Series 2001A:
  1.20% 5/3/02                                                         1.20       2,000       2,000
  1.25% 5/3/02                                                         1.25       3,000       3,000


Delaware  -  1.25%
Economic Dev. Auth. Industrial Dev.                                    1.70       2,000       2,000
 Rev. Bonds (Clean Power Project),
 Series 1997, AMT, 1.70% 8/1/29 /1/
Transportation Auth., Transportation                                   1.96       2,150       2,167
 System Senior Rev. Bonds, Series 2000,
 5.00% 7/1/02


District of Columbia  -  2.99%
Rev. Bonds (National Academy of
 Sciences Project), Series 1999B,
 AMBAC Insured, TECP:
  1.20% 4/11/02                                                        1.20       2,500       2,500
  1.20% 4/23/02                                                        1.20       3,500       3,500
  1.30% 4/25/02                                                        1.30       2,000       2,000
  1.50% 5/15/02                                                        1.50       2,000       2,000


Florida  -  8.29%
Local Government Fin. Commission Pooled                                1.55       2,100       2,100
 Commercial Paper Loan Program,
 Series 1991A, 1.55% 5/20/02
Municipal Power Agcy., Initial Pooled                                  1.20       2,114       2,114
 Loan Project, Series A, 1.20% 4/9/02
Sunshine State Governmental Fncg.
 Commission (Government Fncg. Program),
 Series A, AMBAC/FGIC Insured:
  1.25% 4/1/02                                                         1.25       2,000       2,000
  1.20% 4/10/02                                                        1.20       3,455       3,455
  AMT, 1.25% 5/7/02                                                    1.25       4,800       4,800
  1.30% 5/13/02                                                        1.30       5,000       5,000
Pinellas County Educational Facs. Auth.,
 Ref. Program Rev. Bonds, Series 1985
 (Pooled Independent Higher Education
 Institutions Loan Program), ACES:
  1.35% 5/14/02                                                        1.35       4,700       4,700
  1.60% 5/17/02                                                        1.60       3,500       3,500



Georgia  -  2.78%
Municipal Electric Auth., Variable Rate
 Subordinated Bonds:
  1.20% 4/3/02                                                         1.20       2,200       2,200
  1.20% 4/8/02                                                         1.20       3,000       3,000
  1.20% 4/9/02                                                         1.20       4,100       4,100


Illinois  -  0.78%
The County of Will, Environmental Facs.
 Rev. Bonds (ExxonMobil Project),
 Series 2001, AMT:
   1.45% 4/1/26 /1/                                                    1.45       1,000       1,000
   1.45% 6/1/26 /1/                                                    1.45       1,600       1,600


Indiana  -  1.54%
Health Fac. Fncg. Auth., Variable Rate                                 1.65       3,145       3,145
 Demand Rev. Bonds (Community Mental
 Health and Rehabilitation Facs.
 Designated Pool Program), Series
 1990, 1.65% 11/1/20 /1/
County of Gibson, Pollution Control                                    1.55       2,000       2,000
 Project), Series 2000, AMT,
 1.55% 1/1/30 /1/



Kentucky  -  2.26%
Asset/Liability Commission, General                                    2.18       7,500       7,542
 Fund Tax and Rev. Anticipation Notes,
 2001 Series A, 4.00% 6/26/02


Louisiana  -  0.30%
G.O. Ref. Bonds, Series 1998A,                                         1.35       1,000       1,001
 AMBAC Insured, 5.00% 4/15/02


Maryland  -  4.60%
Health and Higher Educational Facs. Auth.:
  The John Hopkins Hospital,
   Series A, TECP:
    1.25% 4/5/02                                                       1.25       4,308       4,308
    1.20% 5/10/02                                                      1.20       3,921       3,921
   Pooled Loan Program Rev. Bonds,                                     1.45       1,200       1,200
    Series 1994D, 1.45% 1/1/29 /1/
Baltimore County, Rev. Bonds (Oak Crest                                1.50       1,825       1,825
 Village, Inc. Project), Series 1999A,
 1.50% 1/1/2029 /1/
Montgomery County, Consolidated
 Commercial Paper Bond Anticipation
 Notes, Series 1995:
  1.20% due 5/6/02                                                     1.20       2,000       2,000
  1.20% due 5/10/02                                                    1.20       2,100       2,100


Massachusetts  -  3.80%
G.O. Bonds, Consolidated Loan of 1992,                                 2.64       2,000       2,036
 Series B, 6.50% 6/1/13 (Preref. 6/1/02)
G.O. Bonds, Anticipation Notes,                                        1.55       3,000       3,000
 Series 1999D, 1.55% 5/10/02
Municipal Wholesale Electric Company,                                  1.83       2,500       2,582
 A Public Corporation of the
 Commonwealth of Massachusetts,
 Power Supply System Rev. Bonds,
 Series 1992B, 6.75% 7/1/17
 (Preref. 7/1/02)
Water Resources Auth., General Rev.                                    1.98       5,000       5,055
 Bonds, 1992 Series A, 5.50% 7/15/22
 (Preref. 7/15/02)


Michigan  -  2.67%
Econ. Dev. Corp. of the County of Delta,                               1.30       3,400       3,400
 Environmental Improvement Rev. Ref.
 Bonds (Mead-Escanaba Paper Co. Project),
 Series 1985A, 1.30% 5/2/02
City of Detroit, Michigan, Sewage                                      1.60       2,500       2,500
 Disposal System Rev. Ref. Bonds,
 Series 1998A, MBIA Insured,
 1.60% 7/1/23 /1/
Regents of the University of Michigan,                                 1.45       3,000       3,000
 Series C, TECP 1.45% 5/16/02



Minnesota  -  2.43%
City of Rochester, Health Care
 Facilities Rev. Bonds (Mayo
 Foundation/Mayo Medical Center),
 Adjustable Tender, TECP:
  1.20% 4/2/02                                                         1.20       5,600       5,600
  1.30% 5/2/02                                                         1.30       2,500       2,500


Nevada  -  1.90%
Clark County Sanitation District, G.O.                                 2.43       1,310       1,340
 (Limited Tax) Sanitary Sewer Bonds
 (Additionally Secured by Pledged
 Revenues), Series 1992A, 6.75% 7/1/10
 (Preref. 7/1/02)
Las Vegas Valley Water District, G.O.
 (Limited Tax) Water, Series 1998, TECP:
  1.20% 5/6/02                                                         1.20       3,000       3,000
  1.20% 5/7/02                                                         1.20       2,000       2,000


New Jersey  -  5.51%
G.O. Bond, Tax and Rev. Anticipation
 Notes, Series 2001A:
  1.20% 4/4/02                                                         1.20       2,200       2,200
  1.25% 4/5/02                                                         1.25       2,800       2,800
  1.20% 4/11/02                                                        1.20       2,500       2,500
  1.30% 5/9/02                                                         1.30       2,800       2,800
  1.50% 5/22/02                                                        1.50       4,000       4,000
General Obligation State Various                                       2.14       4,065       4,108
 Purpose Bonds,  5.50% 7/15/02


New Mexico  -  1.80%
Tax and Revenue Anticipation Notes,                                    2.59       4,000       4,023
 Series 2000-2001, 4.00% 6/28/02
State Highway Commission, Senior                                       2.22       1,960       1,975
 Subordinate Lien Tax Rev. Highway
 Bonds, Series 2000A, 5.50% 6/15/02


North Carolina  -  0.46%
City of Charlotte, G.O. Water and                                      2.31       1,500       1,542
 Sewer Bonds, Series 1992,
  6.20% 6/1/17 (Preref. 6/1/02)


Oregon  -  0.75%
Health, Educational and Housing Fac.,                                  1.20       2,500       2,500
 Series 2001A, TECP, 1.20% 4/15/02


Pennsylvania  -  3.86%
G.O. Bonds, First Series of 1999,                                      2.55       1,000       1,006
 MBIA Insured, 5.00% 6/1/02
Econ. Dev. Fin. Auth., Exempt Facs.                                    1.45       4,000       4,000
 Rev. Bonds (Reliant Energy Seward,
 LLC Project), AMT, Series 2001A,
 1.45% 12/1/36 /1/
Intergovernment Cooperation Auth.,                                     2.16       2,055       2,073
 Special Tax Rev. Bonds (City of
 Philadelphia Funding Program), Series
 of 1992, FGIC Insured,  6.00% 6/15/02
 (Escrowed to maturity)
City of Philadelphia:
  Gas Works Rev. Commercial Paper Notes,                               1.45       4,800       4,800
 Series 1998C, 1.45% 4/17/02
Water and Wastewater Rev. Bonds,                                       2.60       1,000       1,007
 CTFS Eligible, Series 1993,
 FSA Insured, 5.00% 6/15/02


South Carolina  -  4.13%
Public Service Authority (Santee
 Cooper Hydroelectric Project), TECP:
  Series 1983:
    1.25% 4/4/02                                                       1.25       3,800       3,800
    1.20% 4/5/02                                                       1.20       5,000       5,000
   Series 1998, 1.25% 5/3/02                                           1.25       5,000       5,000


Tennessee  -  1.95%
Health, Educational and Housing Fac.
 Board of The County of Shelby,
 Variable Rate Rev. Bonds (Baptist
 Memorial Hospital Project), Series 2000:
  1.25% 4/9/02                                                         1.25       2,500       2,500
  1.25% 4/18/02                                                        1.25       4,000       4,000


Texas  -  19.32%
Texas Public Fin. Auth., TECP:
  1.20% 4/10/02                                                        1.20       2,100       2,100
  1.35% 4/10/02                                                        1.35         700         700
Brazos Higher Education Authority, Inc.,                               1.45       1,000       1,000
 Student Loan Rev. Bonds,
 Series 1993 B1, AMT, 1.45% 6/1/23 /1/
Brazos River Harbor Navigation Dist.                                   1.60       1,500       1,500
 of Brazoria County, Environmental
 Facs. Rev. Bonds (Merey Sweeny, L.P.
 Project), Series 2002B, 1.60% 4/1/21 /1/
Harris County G.O. Notes, TECP:
  Series A:
    1.20% 4/10/02                                                      1.20       1,500       1,500
    1.35% 5/9/02                                                       1.35       1,000       1,000
    1.5% 5/9/02                                                        1.50       1,000       1,000
  Series B, 1.20% 4/8/02                                               1.20       4,585       4,585
  Series C, 1.25% 4/2/02                                               1.25       1,200       1,200
  Series D:
    1.30% 4/3/02                                                       1.30       2,000       2,000
    1.20% 4/8/02                                                       1.20       3,100       3,100
City of Houston, G.O. Commercial Paper
 Notes, TECP:
  Series A, 1.20% 4/4/02                                               1.20       4,000       4,000
  Series B, 1.35% 5/2/02                                               1.35       3,500       3,500
  Series C:
    1.25% 4/1/02                                                       1.25       3,500       3,500
    1.20% 4/3/02                                                       1.20       2,500       2,500
City of Midlotian Industrial Dev. Corp.,                               1.45       4,300       4,300
 Variable Rate Demand Pollution Control
 Rev. Bonds (Box-Crow Cement Company
 Project), 1.45% 12/1/09 /1/
City of San Antonio:
  G.O. Bonds, 1.20% 4/8/02                                             1.20       4,200       4,200
  Water System Commercial Paper Notes,                                 1.25       5,600       5,600
 Series A, 1.25% 5/1/02
South Texas Higher Education Auth.,
 Inc. Student Loan Rev. Bonds,
 Series 1999, AMT, MBIA Insured:/1/
  1.45% 12/1/27                                                        1.45       6,200       6,200
  1.45% 12/1/29                                                        1.45       8,000       8,000
The Board of Regents of the Texas
 A&M University System:
  Series 1997, 5.00% 7/1/02                                            2.09       1,000       1,008
  Rev. Fin. System Commercial Paper                                    1.25       2,000       2,000
 Notes, Series 1992B, 1.25% due 5/8/02


Utah  -  3.08%
Intermountain Power Agcy., Power
 Supply Rev. Bonds, 1985 Series F,
 AMBAC Insured, TECP:
  1.25% 4/1/02                                                         1.25       3,300       3,300
  1.25% 4/3/02                                                         1.25       3,000       3,000
  1.20% 4/12/02                                                        1.20       4,000       4,000


Virginia  -  0.30%
Alexandria Redev. and Housing Auth.,                                   1.45       1,000       1,000
 Residential Care Fac. First Mortgage
 Rev. Bonds (Goodwin House), Multi-Mode
 Series 1996B, 1.45% 10/1/06 /1/


Washington  -  8.05%
Industrial Dev. Corp. of the Port
 of Anacortes, Variable Rate Ref. Rev.
 Bonds (Texaco Project), Series 1985:
  1.25% 5/8/02                                                         1.25       6,000       6,000
  1.35% 5/9/02                                                         1.35       2,000       2,000
Industrial Dev. Corporation of the                                     1.60       1,000       1,000
 Port of Bellingham, Environmental
 Facs. Industrial Rev. Bonds (BP West
 Coast Products LLC Project), Series
 2002, AMT, 1.60% 12/1/33 /1/
Port of Seattle, Subordinate Lien
 Rev. Notes:
  Series A, Non-AMT:
    1.20% 5/6/02                                                       1.20       3,165       3,165
    1.20% 5/7/02                                                       1.20       1,375       1,375
  Series 2001 B1, AMT:
    1.30% 4/3/02                                                       1.30       3,630       3,630
    1.25% 5/7/02                                                       1.25       1,900       1,900
    1.25% 5/8/02                                                       1.25       1,320       1,320
Tacoma County, G.O. Bonds, Series 1B:
  1.30%  4/16/02                                                       1.30       3,500       3,500
  1.30%  4/17/02                                                       1.30       3,000       3,000


West Virginia  -  1.92%
The County Commission of Marion County,                                1.60       1,400       1,400
 Solid Waste Disposal , AMT,
 1.60%  10/1/17 /1/
The County Commission of Putnam County,                                1.55       5,000       5,000
 Solid Waste Disposal Revenue Bonds
 (Toyota Motor Manufacturing Project),
 2000 Series A, AMT 1.55% 4/1/30 /1/


Wisconsin  -  2.81%
G.O. Bonds:
  Ref. Bonds, Series 1992:
  6.00% 5/1/02                                                         1.29       1,000       1,004
  6.30% 5/1/07 (Preref. 5/1/02)                                        1.33       1,000       1,004
  Series 1997B, 1.20% 4/11/02                                          1.20       2,000       2,000
  Series 1998A:
    1.20% 4/12/02                                                      1.20       2,000       2,000
    1.30% 5/7/02                                                       1.30       1,474       1,474
    1.60% 6/4/02                                                       1.60       1,900       1,900


Wyoming  -  1.65%
General Fund Tax and Rev. Anticipation                                 2.52       5,500       5,524
 Notes, Series 2001A, 3.50% 6/27/20




Total investment securities                                                                 329,314
 (cost: $329,249,000)
Excess of cash and receivables                                                                4,525
 over payables

Net assets                                                                                 $333,839

/1/ Coupon rate may change periodically.

See Notes to Financial Statements

Key to abbreviations
AMT  = Alternative Minimum Tax
TECP = Tax-Exempt Commercial Paper
Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


The Tax-Exempt Money Fund of America
Financial statements

Statement of assets and liabilities                                                                                     unaudited
at March 31, 2002                                                   (dollars and      shares in
                                                                           thousands, except per
                                                                                share amounts)


Assets:
  Investment securities at market (cost: $329,249)                                                                       $329,314
  Cash                                                                                                                        984
  Receivables for:
    Sales of fund's shares                                                     $3,480
    Interest                                                                    1,258                                       4,738
  Other assets                                                                                                                  0
                                                                                                                          335,036
Liabilities:
  Payables for:
    Repurchases of fund's shares                                                1,041
    Dividends on fund's shares                                                      8
    Investment advisory services                                                  107
    Services provided by affiliates                                                26
    Deferred Trustees' compensation                                                 6
    Other fees and expenses                                                         9                                       1,197
Net assets at March 31, 2002                                                                                             $333,839

Net assets consist of:
  Capital paid in on shares of beneficial interest                                                                       $333,879
  Distributions in excess of net investment income                                                                           (105)
  Net unrealized appreciation                                                                                                  65
Net assets at March 31, 2002                                                                                             $333,839

  Shares of beneficial interest
      issued and outstanding -
    unlimited shares authorized
    Shares outstanding                                                                                                    333,879
    Net asset value per share                                                                                                1.00

See Notes to Financial Statements


Statement of operations                                                                                                 unaudited
for the six months ended March 31, 2002                                                                    (dollars in thousands)

Investment income:
  Income:
    Interest                                                                                                               $2,829

  Fees and expenses:
    Investment advisory services                                                 $635
    Distribution services                                                          60
    Transfer agent services                                                        64
    Reports to shareholders                                                         8
    Registration statement and prospectus                                          58
    Postage, stationery and supplies                                               26
    Trustees' compensation                                                         10
    Auditing and legal                                                             30
    Custodian                                                                      11
    State and local taxes                                                           5
    Other                                                                           9                                         916
  Net investment income                                                                                                     1,913

  Net unrealized depreciation on investments                                                                                   (4)
  Net increase in net assets resulting                                                                                     $1,909
   from operations

See Notes to Financial Statements




Statement of changes in net assets
                                                                                                (dollars and shares in thousands)
                                                                           Six months                                  Year ended
                                                                      ended March 31,                               September 30,
                                                                                2002*                                         2001
Operations:
  Net investment income                                                        $1,913                                      $8,739
  Net unrealized (depreciation) appreciation
    on investments                                                                 (4)                                         94
    Net increase in net assets
      resulting from operations                                                 1,909                                       8,833

Dividends paid to shareholders from                                            (1,926)                                     (8,760)
 net investment income

Capital share transactions:
  Proceeds from shares sold: 248,423 and 505,304
    shares, respectively                                                      248,423                                     505,304
  Proceeds from shares issued in reinvestment
    of net investment income dividends:
    1,824 and 8,085 shares, respectively                                        1,824                                       8,085
  Cost of shares repurchased: 235,135
    and 470,220 shares, respectively                                         (235,135)                                   (470,220)
    Net increase in net assets resulting
      from capital share transactions                                          15,112                                      43,169

Total increase in net assets                                                   15,095                                      43,242

Net assets:
  Beginning of period                                                         318,744                                     275,502
  End of period                                                              $333,839                                    $318,744

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS      unaudited

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2002, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of March 31, 2002, the cost of investment securities for federal income tax purposes was $329,000.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                (dollars in thousands)

Distributions in excess of net                  $(102)
investment income

Gross unrealized appreciation                   65


For the six months ended March 31, 2002, and the year ended and September 30, 2001, tax basis distributions from ordinary income were $1,926,000 and $8,760,000, respectively.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. For the six months ended March 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.382% of average daily net assets.

DISTRIBUTION SERVICES - The fund has adopted a plan of distribution under which the Board of Trustees approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of up to 0.15%. The fund may use a portion of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS. Under this agreement, the fund compensates AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $1,074,350,000 and $1,069,033,000, respectively, during the six months ended March 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2002, the custodian fee of $11,000 includes $9,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights /1/

                                                  Net asset                          gains(losses)
                                                      value,         Net             on securities
                                                   beginning   investment           (both realized
                                                   of period   income /3/      and unrealized) /3/

  Six months ended 3/31/2002  /2/                      $1.00     $   .006                    $0.00
  Year ended 9/30/2001                                 $1.00         .029                      .00
  Year ended 9/30/2000                                 $1.00         .032                      .00
  Year ended 9/30/1999                                 $1.00         .025                      .00
  Year ended 9/30/1998                                 $1.00         .029                      .00
  Year ended 9/30/1997                                 $1.00         .029                      .00


                                                                Dividends
                                                 Total from      from net            Distributions
                                                  investment   investment            (from capital
                                                  operations       income                   gains)

  Six months ended 3/31/2002  /2/                      $0.01     $  (.006)                   $0.00
  Year ended 9/30/2001                                   .03        (.029)                     .00
  Year ended 9/30/2000                                   .03        (.032)                     .00
  Year ended 9/30/1999                                   .03        (.025)                     .00
  Year ended 9/30/1998                                   .03        (.029)                     .00
  Year ended 9/30/1997                                   .03        (.029)                     .00



                                                               Net asset
                                                       Total   value, end                   Total
                                               distributions    of period                   return

  Six months ended 3/31/2002  /2/                     ($0.01)       $1.00                      .58%
  Year ended 9/30/2001                                  (.03)       $1.00                     2.92
  Year ended 9/30/2000                                  (.03)       $1.00                     3.29
  Year ended 9/30/1999                                  (.03)       $1.00                     2.51
  Year ended 9/30/1998                                  (.03)       $1.00                     2.96
  Year ended 9/30/1997                                  (.03)       $1.00                     2.94


                                                                Ratio of                 Ratio of
                                                 Net assets,     expenses               net income
                                               end of period   to average               to average
                                               (in millions)   net assets               net assets

  Six months ended 3/31/2002  /2/                       $334     .55% /4/               1.15%  /4/
  Year ended 9/30/2001                                    319         .52                     2.86
  Year ended 9/30/2000                                    276         .64                     3.23
  Year ended 9/30/1999                                    255    .65  /5/                     2.33
  Year ended 9/30/1998                                    198    .65  /5/                     2.94
  Year ended 9/30/1997                                    160    .65  /5/                     2.94


/1/ Based on operations for
 the period shown (unless
 otherwise noted) and,
 accordingly, may not be
 representative of a
 full year.
/2/ Unaudited.
/3/ Years ended 1999, 1998
 and 1997 are based on
 shares outstanding on the
 last day of the year;
 all other periods are
 based on average shares
 outstanding.
/4/ Annualized.
/5/ Had CRMC not waived
 investment advisory
 services fees, the funds
 expense ratio would have
 been 0.68%, 0.71% and
 0.74% for the fiscal years
ended 1999, 1998 and 1997,
respectively.




[logo - American Funds(SM)]

The right choice for the long term(SM)

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

Most American Funds offer several share classes, each with its own sales charge and expense structure allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C and Class F shares. CMTA Class B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


The Capital Group Companies
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MMF-013-0502
Litho in USA AGD/CG/5575
Printed on recycled paper